Other disclosures - Risk Management and Principal Risks - Management VaR (95%, one day) (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	£ 36	£ 19
Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	72	36
Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	14	6
Credit risk | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	25	14
Credit risk | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	71	30
Credit risk | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	8	7
Interest rate risk | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	13	7
Interest rate risk | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	23	14
Interest rate risk | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	4	4
Equity risk | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	10	9
Equity risk | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	29	29
Equity risk | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	4	4
Basis risk | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	12	5
Basis risk | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	24	10
Basis risk | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	4	3
Spread risk | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	7	4
Spread risk | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	11	6
Spread risk | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	3	3
Foreign exchange risk | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	7	4
Foreign exchange risk | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	25	16
Foreign exchange risk | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	2	1
Commodity risk | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	0	0
Commodity risk | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	1	1
Commodity risk | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	0	0
Inflation risk | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	7	3
Inflation risk | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	17	5
Inflation risk | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	3	2
Diversification effect | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	£ (45)	£ (27)